Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

Note 8. Income Taxes

The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$—	$28	$—
State	3	9	5
Foreign	(32)	111	10
Total current	(29)	148	15
Deferred:
Foreign	(16)	(56)	—
Total income tax expense	$(45)	$92	$15

Net loss before provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
United States	$(41,778)	$(33,883)	$(13,292)
International	(4,365)	(1,415)	(596)
Total net loss before provision (benefit) for income taxes	$(46,143)	$(35,298)	$(13,888)

The provision (benefit) for income tax differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax loss as a result of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Federal tax benefit at statutory rate	$(15,687)	$(12,002)	$(4,722)
State tax, net of federal benefit	2	6	3
Share-based compensation	641	534	385
Other permanent differences	294	171	(141)
Foreign tax rate differential	(20)	(253)	(212)
Net operating losses not recognized	14,725	11,636	4,702
Total income tax provision (benefit)	$(45)	$92	$15

Undistributed earnings of foreign subsidiaries are immaterial for all periods presented.

The types of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Net operating loss and credit carry-forwards	$35,904	$24,554
Research and development credits	2,353	895
Sales tax liability	1,418	1,385
Share-based compensation	2,247	—
Accrued liabilities	2,528	2,704
Gross deferred tax assets	44,450	29,538
Valuation allowance	(44,032)	(28,847)
Total deferred tax assets	418	691
Deferred tax liabilities—Property and equipment	(327)	(616)
Net deferred tax assets	$91	$75

At December 31, 2013, the Company had net operating loss carry-forwards for federal and state income tax purposes of approximately $94,749,000 and $77,941,000, respectively, available to reduce future income subject to income taxes. The federal and state net operating loss carry-forwards will begin to expire in 2023 and 2014, respectively. The Company also has research credit carry-forwards for federal and California tax purposes of approximately $1,879,000 and $1,851,000, respectively, available to reduce future income subject to income taxes. The federal research credit carry-forwards will begin to expire in 2028 and the California research credits carry forward indefinitely. As of December 31, 2012, we had federal and state net operating loss carry-forwards of $61,914,000 and $60,410,000, respectively, and federal and state research and development tax credit carry-forwards in the amount of $490,000 and $1,020,000, respectively. The Internal Revenue Code of 1986, as amended, imposes restrictions on the utilization of net operating losses in the event of an “ownership change” of a corporation. Accordingly, a company’s ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 (“IRC Section 382”). Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. In the event the Company had subsequent changes in ownership, net operating losses and research and development credit carry-overs, which are reserved by the full deferred tax asset valuation allowance, could be limited and may expire unutilized.

The Company’s management believes that, based on a number of factors, it is more likely than not, that all or some portion of the deferred tax assets will not be realized; and accordingly, for the year ended December 31, 2013, the Company has provided a valuation allowance against the Company’s U.S. net deferred tax assets. The net change in the valuation allowance for the years ended December 31, 2013, 2012 and 2011 was an increase of $15,185,000, $12,336,000 and $5,351,000, respectively.

The Company has adopted the accounting policy that interest and penalties recognized are classified as part of its income taxes. The following shows the changes in the gross amount of unrecognized tax benefits as of December 31, 2013 (in thousands):

Balance as of December 31, 2011	$230
Gross amount of increases in unrecognized tax benefits for tax positions taken in current year	133
Gross amount of increases in unrecognized tax benefits for tax positions taken in prior year	12
Balance as of December 31, 2012	375
Gross amount of increases in unrecognized tax benefits for tax positions taken in current year	168
Gross amount of increases in unrecognized tax benefits for tax positions taken in prior year	390
Balance as of December 31, 2013	$933

The Company does not anticipate that its total unrecognized tax benefits will significantly change due to settlement of examination or the expiration of statute of limitations during the next 12 months.

The Company files U.S. and foreign income tax returns with varying statutes of limitations. Due to the Company’s net carry-over of unused operating losses, all years from 2003 forward remain subject to future examination by tax authorities.